  As filed with the Securities and Exchange Commission on September 5, 2002




                                                 Registration No. 33-49998
                                                                  811-7042
                    ---------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549
                    ---------------------------------------
                                   FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                      Pre-Effective Amendment No. __  [ ]


                     Post-Effective Amendment No. 22  [x]
                                                  --

                                      and
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                             Amendment No. 23  [x]
                                           --


                            SEPARATE ACCOUNT VA-2L
                            ----------------------
                          (Exact Name of Registrant)

                TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                ----------------------------------------------
                              (Name of Depositor)

                 4333 Edgewood Road NE, Cedar Rapids, IA 52499
                 ---------------------------------------------
             (Address of Depositor's Principal Executive Offices)

      Depositor's Telephone Number, including Area Code:  (319) 297-8121

Name and Address of Agent for Service:         Copy to:

Frank A. Camp, Esquire                         Frederick R. Bellamy, Esquire
Transamerica Occidental Life Insurance Co.     Sutherland, Asbill & Brennan, LLP
4333 Edgewood Road, N.E.                       1275 Pennsylvania Avenue, N.W.
Cedar Rapids, Iowa 52499-0001                  Washington, D.C.  20004-2402

               Approximate date of proposed sale to the public:
   As soon as practicable after effectiveness of the Registration Statement.

Title of Securities being registered:
Variable Annuity Contracts

      It is proposed that this filing will become effective:
               [_] immediately upon filing pursuant to paragraph (b)

               [_] on ___________ pursuant to paragraph (b)

               [_] 60 days after filing pursuant to paragraph (a)(i)


               [X] on November 11, 2002 pursuant to paragraph (a)(1)


      If appropriate, check the following box:
               [_] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

The Prospectuses and Statements of Additional Information of Separate Account VA-2L are hereby incorporated by reference to Form N-4 Registration Statement (33-49998 and 811-7042) filed on April 29, 2002.

          THE DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE(R) VARIABLE ANNUITY

                                    Issued by

                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

                       Supplement Dated November 11, 2002
                                     to the
                          Prospectus dated May 1, 2002

An optional "Liquidity Rider" is available for the Dreyfus/Transamerica Triple Advantage(R) Variable Annuity. You can elect this rider which reduces the number of years each purchase payment is subject to surrender charges. You can only elect this rider at the time you purchase your contract. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Occidental Life Insurance Company.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The Liquidity Rider may not be available in all states at the date of this supplement. Please contact Transamerica at (877) 717-8861 for additional information regarding the availability of the Liquidity Rider in your state.

                 This Prospectus Supplement must be accompanied
                            by the Prospectus for the
   Dreufys/Transamerica Triple Advantage(R) Variable Annuity Dated May 1, 2002

The following hereby amends, and to the extent inconsistent replaces, the corresponding Annuity Contract Fee Table in the prospectus.

================================================================================
                           ANNUITY CONTRACT FEE TABLE*
================================================================================

                       Contract Owner Transaction Expenses
--------------------------------------------------------------------------------
Sales Load On Purchase Payments .......................................... 0
Maximum Surrender Charge
    (as a % of purchase payments surrendered)/(1)/ ....................... 7%
Annual Service Charge/(2)/ ........................... $0 - $35 Per Contract
Transfer Fee/(3)/ ................................................. $0 - $10

Optional Rider Fees:
-------------------
Guaranteed Minimum Income Benefit Rider/(4)/. ......................... 0.45%
  (as an annual % of the minimum annuitization
  value on each contract anniversary)
Tax Relief Rider/(5)/ ................................................. 0.25%
  (as an annual % of the account value on each rider anniversary)


                        Variable Account Annual Expenses
                   (as a percentage of average account value)
--------------------------------------------------------------------------------
Mortality and Expense Risk Charges/(6)/ ..............................  1.15%
Administrative Charge ................................................  0.15%
                                                                       -----
TOTAL VARIABLE ACCOUNT
  ANNUAL EXPENSES ....................................................  1.30%

Optional Separate Account Expenses:
----------------------------------
Double Enhanced Death Benefit/(7)/ ...................................  0.15%
                                                                       -----
Liquidity Rider/(8)/ .................................................  0.40%
                                                                       -----
TOTAL SEPARATE ACCOUNT ANNUAL
EXPENSES WITH HIGHEST OPTIONAL
  SEPARATE ACCOUNT EXPENSES/(9)/ .....................................  1.85%

--------------------------------------------------------------------------------
                         Portfolio Annual Expenses/(10)/
   (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
--------------------------------------------------------------------------------
                                                                        Total
                                                           Rule       Portfolio
                                   Management  Other       12b-1        Annual
                                      Fees    Expenses Fees/(11)(12)/  Expenses
--------------------------------------------------------------------------------
Transamerica Equity                   0.75%      0.10%         -          0.85%
Appreciation                          0.75%      0.10%      0.25%         1.10%
Balanced/(13)/                        0.75%      0.16%      0.09%         1.00%
Disciplined Stock/(13)/               0.75%      0.13%      0.12%         1.00%
Growth and Income/(13)/               0.75%      0.12%      0.14%         1.01%
International Equity                  0.75%      0.47%      0.25%         1.47%
International Value/(13)/             0.80%      0.60%      0.00%         1.40%
Limited Term High Income/(13)/        0.65%      0.25%      0.01%         0.91%
Money Market                          0.50%      0.08%         -          0.58%
Quality Bond                          0.65%      0.11%      0.25%         1.01%
Small Cap                             0.75%      0.11%      0.25%         1.11%
Small Company Stock                   0.75%      0.39%      0.25%         1.39%
Special Value/(13)/                   0.74%      0.24%      0.02%         1.00%
Stock Index                           0.25%      0.07%      0.25%         0.57%
Socially Responsible Growth           0.75%      0.09%      0.25%         1.09%
Core Bond/(13)/                       0.43%      0.30%      0.07%         0.80%
Core Value/(13)/                      0.73%      0.27%      0.00%         1.00%
Emerging Leaders/(13)/                0.74%      0.65%      0.11%         1.50%
Emerging Markets/(13)/                0.00%      2.00%      0.00%         2.00%
European Equity/(13)/                 0.81%      0.44%      0.00%         1.25%
Founders Discovery/(13)/              0.79%      0.62%      0.08%         1.49%
Founders Growth/(13)/                 0.65%      0.35%      0.00%         1.00%
Founders International Equity/(13)/   0.28%      1.22%      0.00%         1.50%
Founders Passport/(13)/               0.00%      1.50%      0.00%         1.50%
Japan/(13)/                           0.00%      1.50%      0.00%         1.50%
MidCap Stock/(13)/                    0.75%      0.17%      0.08%         1.00%
Technology Growth                     0.75%      0.20%      0.25%         1.20%
================================================================================

*Different contract fees and charges may apply to those contracts purchased prior to May 1, 2002. Check your contract for details.

/(1)/ The surrender charge, if any is imposed, applies to each contract, regardless of how account value is allocated among the variable account and the fixed account. The surrender charge is decreased based on the number of years since the purchase payment was made, from 7% in the year in which the purchase payment was made, to 0% in the eighth year after the purchase payment was made (the fifth year if the Liquidity Rider is elected). If applicable a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions.

/(2)/ The service charge applies to the fixed account and the variable account, and is assessed on a pro rata basis relative to each account's account value as a percentage of the contract's total account value. The service charge is deducted on each contract anniversary and at the time of surrender.

/(3)/ The transfer fee, if any is imposed, applies to each contract, regardless of how account value is allocated among the variable account and the fixed account. There is no fee for the first 18 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.

/(4)/ The annual Guaranteed Minimum Income Benefit fee is 0.45% of the minimum annuitization value (as defined under "Guaranteed Minimum Income Benefit") and is deducted only during the accumulation phase. If you annuitize under the rider and elect the guaranteed minimum payment option, a guaranteed payment fee is deducted at an annual rate of 1.25%. See Section 5, Expenses.

/(5)/ The annual Tax Relief Rider fee is 0.25% of the account value and is deducted only during the accumulation phase.

/(6)/ The mortality and expense risk fee shown (1.15%) is for the "Return of Premium Death Benefit."

/(7)/ The fee for the "Double Enhanced Death Benefit" is in addition to the mortality and expense risk fee of 1.15%.

/(8)/ The fee for the Liquidity Rider is in addition to the mortality and expense risk fee (1.15%). This fee is only charged in the first four contract years.

/(9)/ The Double Enhanced Death Benefit fee and the Liquidity Rider fee are included herein. The "Total Separate Account Annual Expenses" shown does not include fees for the Guaranteed Minimum Income Benefit or the Tax Relief Rider. Only mortality and expense risk fee and the administrative charge are applicable during the income phase of the Contract.

/(10)/ The fee table information relating to the underlying funds is for the year 2001 (unless otherwise noted) and was provided to Transamerica by the underlying funds, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual expenses of the portfolios in future years and the current year may be greater or less than those shown in the Table.

/(11)/ The Fees shown are for the Service Class Shares, except for the Money
       Market Portfolio and Transamerica Equity. Contracts purchased before January 22, 2001 generally are invested only in the Initial Class Shares. If you are invested in the Initial Class Shares of each portfolio, the Total Portfolio Annual Expenses would be lower, since the Initial Class Shares are not subject to a Rule 12b-1 Fee. Consult the portfolio prospectuses for more information.

/(12)/ The Rule 12b-1 Fees deducted from the Service Class Shares of these portfolios cover certain distribution and shareholder support services provided by Transamerica Occidental Life Insurance Company selling contracts investing in those portfolios. The amount of the Rule 12b-1 Fee is 0.25% per year before any fee waivers and/or expense reimbursements.

/(13)/ Total Portfolio Annual Expenses shown are net of any fee waiver and/or expense reimbursement. Without such waivers or reimbursement of expenses, the management fee, other expenses, 12b-1 fee, and Total Portfolio Annual Expenses would be as follows: 0.75%, 0.16%, 0.25%, 1.16% - Balanced;
      0.75%, 0.13%, 0.25%, 1.13% - Disciplined Stock;
      0.75%, 0.12%, 0.25%, 1.12% - Growth & Income;
      1.00%, 0.74%, 0.25%, 1.99% - International Value;
      0.65%, 0.25%, 0.25%, 1.15% - Limited Term High Income;
      0.75%, 0.24%, 0.25%, 1.24% - Special Value;
      0.60%, 0.30%, 0.25%, 1.15% - Core Bond;
      0.75%, 0.27%, 0.25%, 1.27% - Core Value;
      0.90%, 0.65%, 0.25%, 1.80% - Emerging Leaders;
      1.25%, 4.14%, 0.25%, 5.64% - Emerging Markets;
      1.00%, 0.52%, 0.25%, 1.77% - European Equity;
      0.90%, 0.62%, 0.25%, 1.77% - Founders Discovery;
      0.75%, 0.40%, 0.25%, 1.40% - Founders Growth;
      1.00%, 1.30%, 0.25%, 2.55% - Founders International Equity;
      1.00%, 2.81%, 0.25%, 4.06% - Founders Passport;
      1.00%, 3.54%, 0.25%, 4.79% - Japan; and
      0.75%, 0.17%, 0.25%, 1.17% - MidCap.

The following hereby amends, and to the extent inconsistent replaces, the Annuity Contract Fee Table Examples contained in the prospectus.

EXAMPLES - TABLE B

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire account value is in the applicable subaccount, assuming the Guaranteed Minimum Income Benefit, the Tax Relief Rider and the Liquidity Rider have all been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Return of Premium Death Benefit
B = Double Enhanced Death Benefit

If you purchased your contract prior to May 1, 2002, the amount shown may vary.

====================================================================================================================================
                                                                                                 If the Contract is annuitized at
                                                           If the Contract is surrendered         the end of the applicable time
                                                            at the end of the applicable        period or if the Contract is simply
                                                                    time period.                 kept in the accumulation phase.
                                                        ----------------------------------------------------------------------------
Subaccounts                                                1        3         5         10        1        3         5        10
                                                         Year     Years     Years     Years     Year     Years     Years    Years
------------------------------------------------------------------------------------------------------------------------------------
Transamerica Equity                                A     $102     $154      $171      $346      $33      $103     $171      $346
                                                  ----------------------------------------------------------------------------------
                                                   B     $104     $158      $178      $360      $35      $107     $178      $360
------------------------------------------------------------------------------------------------------------------------------------
Appreciation                                       A     $105     $161      $183      $370      $36      $110     $183      $370
                                                  ----------------------------------------------------------------------------------
                                                   B     $106     $165      $190      $383      $37      $114     $190      $383
------------------------------------------------------------------------------------------------------------------------------------
Balanced                                           A     $104     $158      $178      $360      $35      $107     $178      $360
                                                  ----------------------------------------------------------------------------------
                                                   B     $105     $162      $185      $374      $36      $111     $185      $374
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Stock                                  A     $104     $158      $178      $360      $35      $107     $178      $360
                                                  ----------------------------------------------------------------------------------
                                                   B     $105     $162      $185      $374      $36      $111     $185      $374
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income                                  A     $104     $158      $178      $361      $35      $107     $178      $361
                                                  ----------------------------------------------------------------------------------
                                                   B     $106     $163      $186      $375      $36      $112     $186      $375
------------------------------------------------------------------------------------------------------------------------------------
International Equity                               A     $109     $172      $200      $403      $40      $121     $200      $403
                                                  ----------------------------------------------------------------------------------
                                                   B     $110     $176      $207      $416      $41      $125     $207      $416
------------------------------------------------------------------------------------------------------------------------------------
International Value                                A     $108     $170      $197      $397      $39      $119     $197      $397
                                                  ----------------------------------------------------------------------------------
                                                   B     $110     $174      $204      $410      $40      $123     $204      $410
------------------------------------------------------------------------------------------------------------------------------------
Limited Term High Income                           A     $103     $155      $174      $352      $34      $104     $174      $352
                                                  ----------------------------------------------------------------------------------
                                                   B     $104     $160      $181      $366      $35      $109     $181      $366
------------------------------------------------------------------------------------------------------------------------------------
Money Market                                       A     $ 99     $146      $157      $320      $31      $ 95     $157      $320
                                                  ----------------------------------------------------------------------------------
                                                   B     $101     $150      $165      $335      $32      $ 99     $165      $335
------------------------------------------------------------------------------------------------------------------------------------
Quality Bond                                       A     $104     $158      $178      $361      $35      $107     $178      $361
                                                  ----------------------------------------------------------------------------------
                                                   B     $106     $163      $186      $375      $36      $112     $186      $375
------------------------------------------------------------------------------------------------------------------------------------
Small Cap                                          A     $105     $161      $183      $370      $36      $110     $183      $370
                                                  ----------------------------------------------------------------------------------
                                                   B     $107     $166      $190      $384      $37      $115     $190      $384
------------------------------------------------------------------------------------------------------------------------------------
Small Company Stock                                A     $108     $169      $196      $396      $39      $118     $196      $396
                                                  ----------------------------------------------------------------------------------
                                                   B     $110     $174      $204      $409      $40      $123     $204      $409
------------------------------------------------------------------------------------------------------------------------------------
Special Value                                      A     $104     $158      $178      $360      $35      $107     $178      $360
                                                  ----------------------------------------------------------------------------------
                                                   B     $105     $162      $185      $374      $36      $111     $185      $374
------------------------------------------------------------------------------------------------------------------------------------
Stock Index                                        A     $ 99     $145      $157      $319      $31      $ 94     $157      $319
                                                  ----------------------------------------------------------------------------------
                                                   B     $101     $150      $164      $334      $32      $ 99     $164      $334
------------------------------------------------------------------------------------------------------------------------------------
Socially Responsible Growth Fund                   A     $105     $161      $182      $369      $36      $110     $182      $369
                                                  ----------------------------------------------------------------------------------
                                                   B     $106     $165      $189      $382      $37      $114     $189      $382
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                                          A     $102     $152      $168      $341      $33      $101     $168      $341
                                                  ----------------------------------------------------------------------------------
                                                   B     $103     $156      $175      $355      $34      $105     $175      $355
------------------------------------------------------------------------------------------------------------------------------------
Core Value                                         A     $104     $158      $178      $360      $35      $107     $178      $360
                                                  ----------------------------------------------------------------------------------
                                                   B     $105     $162      $185      $374      $36      $111     $185      $374
====================================================================================================================================

EXAMPLES - TABLE B - continued...

====================================================================================================================================
                                                                                                 If the Contract is annuitized at
                                                           If the Contract is surrendered         the end of the applicable time
                                                            at the end of the applicable       period or if the Contract is simply
                                                                    time period.                 kept in the accumulation phase.
                                                        ----------------------------------------------------------------------------
  Subaccounts                                              1        3         5         10        1        3         5        10
                                                         Year     Years     Years     Years     Year     Years     Years    Years
------------------------------------------------------------------------------------------------------------------------------------
  Emerging Leaders                                 A     $109     $172      $202      $406      $40      $121     $202      $406
                                                   ---------------------------------------------------------------------------------
                                                   B     $111     $177      $209      $419      $41      $126     $209      $419
------------------------------------------------------------------------------------------------------------------------------------
  Emerging Markets                                 A     $114     $187      $225      $449      $45      $136     $225      $449
                                                   ---------------------------------------------------------------------------------
                                                   B     $116     $191      $232      $461      $46      $140     $232      $461
------------------------------------------------------------------------------------------------------------------------------------
  European Equity                                  A     $106     $165      $190      $383      $37      $114     $190      $383
                                                   ---------------------------------------------------------------------------------
                                                   B     $108     $170      $197      $397      $39      $119     $197      $397
------------------------------------------------------------------------------------------------------------------------------------
  Founders Discovery                               A     $109     $172      $201      $405      $40      $121     $201      $405
                                                   ---------------------------------------------------------------------------------
                                                   B     $111     $177      $208      $418      $41      $126     $208      $418
------------------------------------------------------------------------------------------------------------------------------------
  Founders Growth                                  A     $104     $158      $178      $360      $35      $107     $178      $360
                                                   ---------------------------------------------------------------------------------
                                                   B     $105     $162      $185      $374      $36      $111     $185      $374
------------------------------------------------------------------------------------------------------------------------------------
  Founders International Equity                    A     $109     $172      $202      $406      $40      $121     $202      $406
                                                   ---------------------------------------------------------------------------------
                                                   B     $111     $177      $209      $419      $41      $126     $209      $419
------------------------------------------------------------------------------------------------------------------------------------
  Founders Passport                                A     $109     $172      $202      $406      $40      $121     $202      $406
                                                   ---------------------------------------------------------------------------------
                                                   B     $111     $177      $209      $419      $41      $126     $209      $419
------------------------------------------------------------------------------------------------------------------------------------
  Japan                                            A     $109     $172      $202      $406      $40      $121     $202      $406
                                                   ---------------------------------------------------------------------------------
                                                   B     $111     $177      $209      $419      $41      $126     $209      $419
------------------------------------------------------------------------------------------------------------------------------------
  MidCap Stock                                     A     $104     $158      $178      $360      $35      $107     $178      $360
                                                   ---------------------------------------------------------------------------------
                                                   B     $105     $162      $185      $374      $36      $111     $185      $374
------------------------------------------------------------------------------------------------------------------------------------
  Technology Growth                                A     $106     $164      $187      $379      $37      $113     $187      $379
                                                   ---------------------------------------------------------------------------------
                                                   B     $108     $168      $195      $392      $38      $117     $195      $392
====================================================================================================================================

  Table A and Table B will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the year 2001 expenses of the underlying portfolios, including any fee waivers and/or expense reimbursements (said fee waivers and expense reimbursements are assumed to continue throughout the periods shown in the examples). In addition to the expenses listed above, premium taxes may be applicable.

  These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

  In the examples, the $35 annual service charge is reflected as a charge of 0.0388% based on average account value of $90,209.00 (as of December 31, 2001).

Liquidity Rider

The optional Liquidity Rider reduces the number of years each purchase payment is subject to surrender charges. You can only elect this rider at the time you purchase the contract.

Surrender Schedule. The following schedule shows the surrender charges that
------------------
apply if the Liquidity Rider is elected:


  ----------------------------------------------------
  Number of Years Since      Surrender Charge
  Purchase Payment Date      (as a percentage of
                             purchase payment
                             surrendered)
  ----------------------------------------------------
  0 - 1                      7%
  1 - 2                      7%
  2 - 3                      6%
  3 - 4                      6%
  4 or more                  0%
  ----------------------------------------------------

Rider Fee. A rider fee equal to an effective annual rate of 0.40% of the daily
---------
net asset value in the separate account is deducted in calculating the variable accumulation unit values. The rider fee is only charged for the first four contract years. In addition, fixed account crediting rates may be lower than those credited to the policy without the Liquidity Rider.

Variable Accumulation Unit Values. After the end of the fourth contract year,
---------------------------------
the 0.40% rider fee will no longer be assessed. We intend to administer the removal of the 0.40% charge by changing to a different class of variable accumulation units. This will result in adjusting the number of variable accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth contract year. The elimination of the fee and the adjustment in the number of variable accumulation units and unit values will not affect contract values.

Performance Data. The Historical Performance Data in Appendix B to the
----------------
prospectus and in other marketing material does not reflect the fee for the Liquidity Rider. Performance figures would be lower if the fee were included.

Termination. The rider is irrevocable.
-----------
The Liquidity Rider may vary by state and may not be available in all states.

            DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE(R) VARIABLE ANNUITY

                                    Issued by

                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

                       Supplement Dated November 11, 2002

                                     to the

                          Prospectus dated May 1, 2002


An optional "premium accelerator" rider is available at the time you buy your Dreyfus/Transamerica Triple Advantage(R) Variable Annuity. If you elect this rider, each purchase payment will receive a premium accelerator that Transamerica adds to your contract value. We may change the accelerator rate at any time. Under certain circumstances, you might forfeit (or lose) the premium accelerator. There is an extra charge for this rider.

Generally, an annuity with a premium accelerator may have higher expenses than a similar annuity without a premium accelerator. Accordingly, you should always consider the expenses along with the features and optional benefits to be sure any annuity meets your financial needs and goals.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The premium accelerator rider may not be available in all states at the date of this supplement. Please contact Transamerica at (877) 717-8861 for additional information regarding the availability of the premium accelerator rider in your state.

================================================================================
                           ANNUITY CONTRACT FEE TABLE*
================================================================================

                       Contract Owner Transaction Expenses
--------------------------------------------------------------------------------
Sales Load On Purchase Payments ...........................................  0
Maximum Surrender Charge
   (as a % of purchase payments surrendered)/(1)/ .........................  9%
Annual Service Charge/(2)/ ............................. $0 - $35 Per Contract
Transfer Fee/(3)/ ................................................... $0 - $10


Optional Rider Fees:
-------------------
Guaranteed Minimum Income Benefit Rider/(4)/ ...........................  0.45%
  (as an annual % of the minimum annuitization
  value on each contract anniversary)
Tax Relief Rider/(5)/ ..................................................  0.25%
  (as an annual % of the account value on each
  rider anniversary)
--------------------------------------------------------------------------------
                        Variable Account Annual Expenses
                   (as a percentage of average account value)
--------------------------------------------------------------------------------
Mortality and Expense Risk Charges/(6)/ ................................  1.15%
Administrative Charge ..................................................  0.15%
                                                                          -----
TOTAL VARIABLE ACCOUNT
  ANNUAL EXPENSES ......................................................  1.30%


Optional Separate Account Expenses:
----------------------------------
Double Enhanced Death Benefit/(7)/ .....................................  0.15%
Premium Accelerator Rider Fee/(8)/                                        0.35%
                                                                          -----

TOTAL SEPARATE ACCOUNT ANNUAL
EXPENSES WITH HIGHEST OPTIONAL
SEPARATE ACCOUNT EXPENSES/(9)/ .........................................  1.80%

--------------------------------------------------------------------------------
                        Portfolio Annual Expenses/(10)/
          (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
--------------------------------------------------------------------------------
                                                                        Total
                                                          Rule        Portfolio
                             Management     Other         12b-1         Annual
                                Fees      Expenses   Fees/(11)(12)/    Expenses
--------------------------------------------------------------------------------
Transamerica Equity              0.75%      0.10%           -           0.85%
Appreciation                     0.75%      0.10%        0.25%          1.10%
Balanced/(13)/                   0.75%      0.16%        0.09%          1.00%
Disciplined Stock/(13)/          0.75%      0.13%        0.12%          1.00%
================================================================================

===================================================================================================
                               ANNUITY CONTRACT FEE TABLE* (continued)
===================================================================================================
                                  Portfolio Annual Expenses/(10)/
     (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
---------------------------------------------------------------------------------------------------
                                                                                         Total
                                                                         Rule          Portfolio
                                        Management       Other           12b-1           Annual
                                           Fees         Expenses     Fees/(11)(12)/     Expenses
---------------------------------------------------------------------------------------------------
Growth and Income/(13)/                    0.75%          0.12%          0.14%          1.01%
International Equity                       0.75%          0.47%          0.25%          1.47%
International Value/(13)/                  0.80%          0.60%          0.00%          1.40%
Limited Term High Income/(13)/             0.65%          0.25%          0.01%          0.91%
Money Market                               0.50%          0.08%             -           0.58%
Quality Bond                               0.65%          0.11%          0.25%          1.01%
Small Cap                                  0.75%          0.11%          0.25%          1.11%
Small Company Stock                        0.75%          0.39%          0.25%          1.39%
Special Value/(13)/                        0.74%          0.24%          0.02%          1.00%
Stock Index                                0.25%          0.07%          0.25%          0.57%
Socially Responsible Growth                0.75%          0.09%          0.25%          1.09%
Core Bond/(13)/                            0.43%          0.30%          0.07%          0.80%
Core Value/(13)/                           0.73%          0.27%          0.00%          1.00%
Emerging Leaders/(13)/                     0.74%          0.65%          0.11%          1.50%
Emerging Markets/(13)/                     0.00%          2.00%          0.00%          2.00%
European Equity/(13)/                      0.81%          0.44%          0.00%          1.25%
Founders Discovery/(13)/                   0.79%          0.62%          0.08%          1.49%
Founders Growth/(13)/                      0.65%          0.35%          0.00%          1.00%
Founders International Equity/(13)/        0.28%          1.22%          0.00%          1.50%
Founders Passport/(13)/                    0.00%          1.50%          0.00%          1.50%
Japan/(13)/                                0.00%          1.50%          0.00%          1.50%
MidCap Stock/(13)/                         0.75%          0.17%          0.08%          1.00%
Technology Growth                          0.75%          0.20%          0.25%          1.20%
===================================================================================================

*During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.


/(1)/ The surrender charge, if any is imposed, applies to each contract, regardless of how account value is allocated among the variable account and the fixed account. The surrender charge is decreased based on the number of years since the purchase payment was made, from 9% in the year in which the purchase payment was made, to 0% in the tenth year after the purchase payment was made if you elect the premium accelerator rider. If applicable a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions.

/(2)/ The service charge applies to the fixed account and the variable account, and is assessed on a pro rata basis relative to each account's account value as a percentage of the contract's total account value. The service charge is deducted on each contract anniversary and at the time of surrender.

/(3)/ The transfer fee, if any is imposed, applies to each contract, regardless of how account value is allocated among the variable account and the fixed account. There is no fee for the first 18 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.

/(4)/ The annual Guaranteed Minimum Income Benefit fee is 0.45% of the minimum annuitization value (as defined under "Guaranteed Minimum Income Benefit") and is deducted only during the accumulation phase. If you annuitize under the rider and elect the guaranteed minimum payment option, a guaranteed payment fee is deducted at an annual rate of 1.25%. See Section 5, Expenses.

/(5)/ The annual Tax Relief Rider fee is 0.25% of the account value and is deducted only during the accumulation phase.

/(6)/ The mortality and expense risk fee shown (1.15%) is for the "Return of Premium Death Benefit".

/(7)/ The fee for the "Double Enhanced Death Benefit" is in addition to the mortality and expense risk fee of 1.15%.

/(8)/  The fee is only deducted during the first nine contract years.

/(9)/ The Double Enhanced Death Benefit fee is included herein. The "Total Separate Account Annual Expenses" shown does not include optional rider fees except for the premium accelerator rider. Since the 0.35% fee for that rider is only deducted during the first nine contract years, the maximum Separate Account Annual Expenses after the first nine years is 1.45%. The mortality and expense risk fee and the administrative charge are applicable during the income phase of the Contract.

/(10)/ The fee table information relating to the underlying funds is for the year 2001 (unless otherwise noted) and was provided to Transamerica by the underlying funds, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual expenses of the portfolios in future years and the current year may be greater or less than those shown in the Table.

/(11)/ The Fees shown are for the Service Class Shares, except for the Money Market Portfolio and Transamerica Equity. Contracts purchased before January 22, 2001 generally are invested only in the Initial Class Shares. If you are invested in the Initial Class Shares of each portfolio, the Total Portfolio Annual Expenses would be lower, since the Initial Class Shares are not subject to a Rule 12b-1 Fee. Consult the portfolio prospectuses for more information.

/(12)/ The Rule 12b-1 Fees deducted from the Service Class Shares of these portfolios cover certain distribution and shareholder support services provided by Transamerica Occidental Life Insurance Company selling contracts investing in those portfolios. The amount of the Rule 12b-1 Fee is 0.25% per year before any fee waivers and/or expense reimbursements.

/(13)/ Total Portfolio Annual Expenses shown are net of any fee waiver and/or expense reimbursement. Without such waivers or reimbursement of expenses, the management fee, other expenses, 12b-1 fee, and Total Portfolio Annual Expenses would be as follows: 0.75%, 0.16%, 0.25%, 1.16% - Balanced;
        0.75%, 0.13%, 0.25%, 1.13% - Disciplined Stock;
        0.75%, 0.12%, 0.25%, 1.12% - Growth & Income;
        1.00%, 0.74%, 0.25%, 1.99% - International Value;
        0.65%, 0.25%, 0.25%, 1.15% - Limited Term High
        Income;
        0.75%, 0.24%, 0.25%, 1.24% - Special Value;
        0.60%, 0.30%, 0.25%, 1.15% - Core Bond;
        0.75%, 0.27%, 0.25%, 1.27% - Core Value;
        0.90%, 0.65%, 0.25%, 1.80% - Emerging Leaders;
        1.25%, 4.14%, 0.25%, 5.64% - Emerging Markets;
        1.00%, 0.52%, 0.25%, 1.77% - European Equity;
        0.90%, 0.62%, 0.25%, 1.77% - Founders Discovery;
        0.75%, 0.40%, 0.25%, 1.40% - Founders Growth;
        1.00%, 1.30%, 0.25%, 2.55% - Founders International
        Equity;
        1.00%, 2.81%, 0.25%, 4.06% - Founders Passport;
        1.00%, 3.54%, 0.25%, 4.79% - Japan; and
        0.75%, 0.17%, 0.25%, 1.17% - MidCap.

EXAMPLES - TABLE B

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire account value is in the applicable subaccount, and assuming that the Guaranteed Minimum Income Benefit, the Tax Relief Rider, and the Premium Accelerator Rider have all been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Return of Premium Death Benefit
B = Double Enhanced Death Benefit

====================================================================================================================================
                                                                                                 If the Contract is annuitized at
                                                           If the Contract is surrendered         the end of the applicable time
                                                            at the end of the applicable       period or if the Contract is simply
                                                                    time period.                 kept in the accumulation phase.
                                                        ----------------------------------------------------------------------------
Subaccounts                                                1        3         5         10        1        3         5        10
                                                         Year     Years     Years     Years     Year     Years     Years    Years
------------------------------------------------------------------------------------------------------------------------------------
Transamerica Equity                                A     $121     $161      $215      $362      $33      $101     $172      $362
                                                  ----------------------------------------------------------------------------------
                                                   B     $123     $165      $222      $376      $34      $105     $180      $376
------------------------------------------------------------------------------------------------------------------------------------
Appreciation                                       A     $124     $168      $227      $385      $35      $108     $184      $385
                                                  ----------------------------------------------------------------------------------
                                                   B     $126     $172      $234      $399      $37      $113     $192      $399
------------------------------------------------------------------------------------------------------------------------------------
Balanced                                           A     $123     $165      $222      $376      $34      $105     $180      $376
                                                  ----------------------------------------------------------------------------------
                                                   B     $125     $169      $229      $390      $36      $110     $187      $390
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Stock                                  A     $123     $165      $222      $376      $34      $105     $180      $376
                                                  ----------------------------------------------------------------------------------
                                                   B     $125     $169      $229      $390      $36      $110     $187      $390
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income                                  A     $123     $165      $223      $377      $35      $106     $180      $377
                                                  ----------------------------------------------------------------------------------
                                                   B     $125     $170      $230      $391      $36      $110     $187      $391
------------------------------------------------------------------------------------------------------------------------------------
International Equity                               A     $128     $179      $245      $418      $39      $119     $202      $418
                                                  ----------------------------------------------------------------------------------
                                                   B     $130     $183      $252      $431      $41      $123     $209      $431
------------------------------------------------------------------------------------------------------------------------------------
International Value                                A     $127     $177      $241      $412      $38      $117     $199      $412
                                                  ----------------------------------------------------------------------------------
                                                   B     $129     $181      $248      $425      $40      $121     $206      $425
------------------------------------------------------------------------------------------------------------------------------------
Limited Term High Income                           A     $122     $162      $218      $368      $34      $103     $175      $368
                                                  ----------------------------------------------------------------------------------
                                                   B     $124     $167      $225      $382      $34      $107     $183      $382
------------------------------------------------------------------------------------------------------------------------------------
Money Market                                       A     $118     $153      $202      $337      $30      $ 93     $159      $337
                                                  ----------------------------------------------------------------------------------
                                                   B     $120     $157      $209      $351      $32      $ 97     $167      $351
------------------------------------------------------------------------------------------------------------------------------------
Quality Bond                                       A     $123     $165      $223      $377      $35      $106     $180      $377
                                                  ----------------------------------------------------------------------------------
                                                   B     $125     $170      $230      $391      $36      $110     $187      $391
------------------------------------------------------------------------------------------------------------------------------------
Small Cap                                          A     $124     $168      $227      $386      $35      $109     $185      $386
                                                  ----------------------------------------------------------------------------------
                                                   B     $126     $173      $235      $400      $37      $113     $192      $400
------------------------------------------------------------------------------------------------------------------------------------
Small Company Stock                                A     $127     $176      $241      $411      $38      $117     $198      $411
                                                  ----------------------------------------------------------------------------------
                                                   B     $129     $181      $248      $424      $40      $121     $205      $424
------------------------------------------------------------------------------------------------------------------------------------
Special Value                                      A     $123     $165      $222      $376      $34      $105     $180      $376
                                                  ----------------------------------------------------------------------------------
                                                   B     $125     $169      $229      $390      $36      $110     $187      $390
------------------------------------------------------------------------------------------------------------------------------------
Stock Index                                        A     $118     $152      $201      $336      $30      $ 93     $159      $336
                                                  ----------------------------------------------------------------------------------
                                                   B     $120     $157      $209      $350      $32      $ 97     $166      $350
------------------------------------------------------------------------------------------------------------------------------------
Socially Responsible Growth Fund                   A     $124     $168      $227      $384      $35      $108     $184      $384
                                                  ----------------------------------------------------------------------------------
                                                   B     $126     $172      $234      $398      $37      $112     $191      $398
-----------------------------------------------------------------------------------------------------------------------------------
Core Bond                                          A     $121     $159      $213      $358      $32      $100     $170      $358
                                                  ----------------------------------------------------------------------------------
                                                   B     $122     $163      $220      $372      $34      $104     $177      $372
------------------------------------------------------------------------------------------------------------------------------------
Core Value                                         A     $123     $165      $222      $376      $34      $105     $180      $376
                                                  ----------------------------------------------------------------------------------
                                                   B     $125     $169      $229      $390      $36      $110     $187      $390
------------------------------------------------------------------------------------------------------------------------------------
Emerging Leaders                                   A     $128     $180      $246      $421      $39      $120     $203      $421
                                                  ----------------------------------------------------------------------------------
                                                   B     $130     $184      $253      $434      $41      $124     $210      $434
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                   A     $134     $194      $269      $463      $44      $134     $227      $463
                                                  ----------------------------------------------------------------------------------
                                                   B     $135     $198      $276      $475      $46      $139     $233      $475
====================================================================================================================================

EXAMPLES - TABLE B - continued...

====================================================================================================================================
                                                                                                 If the Contract is annuitized at
                                                           If the Contract is surrendered         the end of the applicable time
                                                            at the end of the applicable       period or if the Contract is simply
                                                                    time period.                 kept in the accumulation phase.
                                                        ----------------------------------------------------------------------------
Subaccounts                                                1        3         5         10        1        3        5         10
                                                         Year     Years     Years     Years     Year     Years    Years     Years
------------------------------------------------------------------------------------------------------------------------------------
European Equity                                    A     $126     $172      $234      $399      $37      $113     $192      $399
                                                  ----------------------------------------------------------------------------------
                                                   B     $127     $177      $241      $412      $38      $117     $199      $412
------------------------------------------------------------------------------------------------------------------------------------
Founders Discovery                                 A     $128     $179      $245      $420      $39      $120     $203      $420
                                                  ----------------------------------------------------------------------------------
                                                   B     $130     $184      $252      $433      $41      $124     $210      $433
------------------------------------------------------------------------------------------------------------------------------------
Founders Growth                                    A     $123     $165      $222      $376      $34      $105     $180      $376
                                                  ----------------------------------------------------------------------------------
                                                   B     $125     $169      $229      $390      $36      $110     $187      $390
------------------------------------------------------------------------------------------------------------------------------------
Founders International Equity                      A     $128     $180      $246      $421      $39      $120     $203      $421
                                                  ----------------------------------------------------------------------------------
                                                   B     $130     $184      $253      $434      $41      $124     $210      $434
------------------------------------------------------------------------------------------------------------------------------------
Founders Passport                                  A     $128     $180      $246      $421      $39      $120     $203      $421
                                                  ----------------------------------------------------------------------------------
                                                   B     $130     $184      $253      $434      $41      $124     $210      $434
------------------------------------------------------------------------------------------------------------------------------------
Japan                                              A     $128     $180      $246      $421      $39      $120     $203      $421
                                                  ----------------------------------------------------------------------------------
                                                   B     $130     $184      $253      $434      $41      $124     $210      $434
------------------------------------------------------------------------------------------------------------------------------------
MidCap Stock                                       A     $123     $165      $222      $376      $34      $105     $180      $376
                                                  ----------------------------------------------------------------------------------
                                                   B     $125     $169      $229      $390      $36      $110     $187      $390
------------------------------------------------------------------------------------------------------------------------------------
Technology Growth                                  A     $125     $171      $232      $394      $36      $111     $189      $394
                                                  ----------------------------------------------------------------------------------
                                                   B     $127     $175      $239      $408      $38      $116     $196      $408
====================================================================================================================================

Table A and Table B will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the year 2001 expenses of the underlying portfolios, including any fee waivers and/or expense reimbursements (said fee waivers and expense reimbursements are assumed to continue throughout the periods shown in the examples). In addition to the expenses listed above, premium taxes may be applicable.

These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

In the examples, the $35 annual service charge is reflected as a charge of 0.0388% based on average account value of $90,209.00 (as of December 31, 2001).

Premium Accelerator Rider

You may only elect the premium accelerator rider at the time you buy your contract. If you elect the premium accelerator rider at issue, the initial purchase payment and each subsequent purchase payment will receive a premium accelerator which is added to the account value. The premium accelerator is currently 3.00%; however, we may change the accelerator rate at any time. The amount of the premium accelerator is not considered a purchase payment and therefore may not be included in the calculation of certain contract features. No premium accelerator will apply if the contract is canceled pursuant to the right to cancel provision.

Transamerica may take back or "recapture" the full dollar amount of any premium accelerator upon the occurrence of any of the following events:

..  exercise of the right to cancel option;
..  exercise of the Nursing Care and Terminal Condition Withdrawal Option or the
   Unemployment Waiver within one year from the time we apply the premium accelerator;
..  a death benefit is payable within one year from the time we apply the premium accelerator; or
..  annuitization within one year from the time we apply the premium accelerator.

In certain unusual circumstances, you might be worse off because of the premium accelerator. This could happen if we recapture the dollar amount of the premium accelerator and the overall investment performance of your contract is negative (if the overall investment performance of your contract is positive you would be better off). This could also happen if the market does not perform well enough to offset the additional costs associated with the premium accelerator.

Rider Fee. There is a daily charge for the premium accelerator at an annual rate
---------
of 0.35% of the assets in each subaccount, but this fee is only deducted for the first nine contract years. Also, fixed account crediting rates may be lower than those credited to the contract without the premium accelerator rider. In addition to this fee, the surrender charge is higher and lasts longer if you elect the rider. In addition to the Rider Fee, Transamerica may use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium accelerator.

See Sections 5, EXPENSES and Section 6, ACCESS TO YOUR MONEY in the prospectus.

The following schedule shows the surrender charges that apply during the nine years following payment of each purchase payment if you elect the premium accelerator rider:

----------------------------------------------------------------
                                         Surrender Charge
        Number of Years                (as a percentage of
        Since Purchase                   purchase payment
         Payment Date                      surrendered)
----------------------------------------------------------------
              0-1                              9%
              1-2                              8%
              2-3                              7%
              3-4                              6%
              4-5                              5%
              5-6                              4%
              6-7                              3%
              7-8                              2%
              8-9                              1%
           9 or more                           0
--------------------------------- ------------------------------

Other. You cannot elect both the Liquidity Share rider and the premium
-----
accelerator rider.

Termination. The rider is irrevocable.
-----------

   The premium accelerator rider may vary for certain contracts and may not be available for all contracts.

PART C

Other Information

Item 24. Financial Statements and Exhibits

(a)  Financial Statements

     All required financial statements are included in Parts A and B of this Registration Statement.

(b)  Exhibits

     (1) Resolution of the Board of Directors of Transamerica Occidental Life Insurance Company ("Transamerica") authorizing establishment of the Variable Account. (1)

     (2)  Not Applicable.

     (3) (a) Master Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance, Transamerica Financial Resources, Inc., Dreyfus Service Corporation, and Dreyfus Service Organization, Inc. (4)

          (b) Principal Agency Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Service Organization, Inc. (4)

          (c) Distribution Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Service Corporation. (4)

          (d) Form of Sales Agreement among Dreyfus Service Corporation, Dreyfus Service Organization, Inc., and Broker-Dealers. (4)

          (e) Amendment Dated as of August 31, 1993, to Master Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Transamerica Financial Resources, Inc., Dreyfus Service Corporation and Dreyfus Service Organization, Inc. (6)

          (f) Amendment Dated as of August 31, 1993 to Principal Agency Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Service Organization, Inc. (6)

          (g) Amendment Dated as of August 31, 1993 to Distribution Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Service Corporation. (6)

          (h) Distribution Agreement between Transamerica Occidental Life Insurance Company and Transamerica Insurance Securities Sales Corporation, dated as of August 24, 1994. (8)

          (i) Sales Agreement among Transamerica Insurance Securities Sales Corporation, Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Dreyfus Service Corporation, and Dreyfus Service Organization, Inc., dated as of August 24, 1994. (8)

          (j) Services Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Transamerica Insurance Securities Sales Corporation, Dreyfus Service Corporation, and Dreyfus Service Organization, Inc., dated as of August 24, 1994. (8)

          (k) Services Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Transamerica Insurance Securities Sales Corporation, Dreyfus Service Corporation, and Dreyfus Service Organization, Inc., dated as of August 24, 1994. (8)

          (l) Form of Sales Agreement between Transamerica Occidental Life Insurance Company, Transamerica Life Insurance and Annuity Company, First Transamerica Life Insurance Company and Transamerica Securities Sales Corporation. (10)


          (m) Principal Underwriting Agreement by and between Transamerica Occidental Life Insurance Company, on its own behalf and on the behalf of Mutual Fund Account, and AFSG Securities Corporation.
               (18)

          (n)  Form of Amendment to Principal Underwriting Agreement. (25)

     (4) Group Contract Form, Certificate Form, Individual Contract Form and Endorsements.

          (a)  Contract form and Endorsements. (5)

               (i) Form of Flexible Purchase Payment Multi-Funded Deferred Master Group Annuity Contract. (5)
               (ii) Form of Automatic Payout Option Endorsement to Group Contract. (5)
               (iii) Form of Dollar Cost Averaging Option Endorsement to Group Contract. (5)
               (iv) Form of Systematic Withdrawal Option Endorsement to Group Contract. (5)
               (v) Form of Guaranteed Minimum Death Benefit Endorsement to Group Contract. (5)
               (vi)   Form of Fixed Account Rider to Group Contract. (7)

               (vii)  Form of Tax Relief Rider. (21)

          (b)  Certificate of Participation Form and Endorsements. (5)

               (i)    Form of Certificate of Participation.  (5)
               (ii)   Form of IRA Endorsement to Certificate. (5)
               (iii) Form of Dollar Cost Averaging Option Endorsement to Certificate. (5)
               (iv) Form of Systematic Withdrawal Option Endorsement to Certificate. (5)
               (v)    Form of Automatic Payout Option Endorsement to
                      Certificate. (5)
               (vi)   Form of Benefit Distribution Endorsement to Certificate.
                      (5)
               (vii)  Form of Death Benefit Endorsement to Group Contract. (14)
               (viii) Form of Individual Purchase Payment Endorsement. (14)
               (ix)   Form of Guaranteed Minimum Income Builder Rider. (14)

               (x)    Form of Tax Relief Rider.(21)


          (c)  Individual Contract Form and Endorsements. (6)

               (i) Form of Flexible Purchase Payment Multi-Funded Deferred Individual Annuity Contract. (6)
               (ii)   Form of IRA Endorsement to Individual Contract. (6)
               (iii)  Form of Benefit Distribution Endorsement. (6)
               (iv) Form of Dollar Cost Averaging Option Endorsement to Individual Contract. (6)
               (v) Form of Systematic Withdrawal Option Endorsement to Individual Contract. (6)
               (vi) Form of Automatic Payout Option Endorsement to Individual Contract. (6)
               (vii) Form of Guaranteed Minimum Death Benefit Endorsement to Individual Contract. (6)
               (viii) Form of Fixed Account Rider to Individual Contract. (7)
               (x)    Form of Death Benefit Endorsement. (14)
               (xi)   Form of Initial Purchase Payment Endoresment. (14)
               (xii)  Form of Guaranteed Minimum Income Benefit Rider. (14)

               (xiii) Form of Tax Relief Rider.(21)



          (d)  Form of Individual Contract and Endorsements. (26)

          (d)  (1) Form of Liquidity Rider. (26)

          (d)  (2) Form of Premium Enhancement Rider. (27)

     (5)  (a)  Form of Application for and Acceptance of Group Annuity Contract.
               (5)

          (b)  Form of Application for Enrollment under Group Annuity Contract.
               (5)

          (c)  Form of Application for Individual Annuity Contract. (6)

          (d)  Form of Application for Individual Contract. (26)

     (6)  (a)       Restated Articles of Incorporation of Transamerica. (1)

          (a)(1) Articles of Redomestication and Reincorporation of Transamerica Occidental Life Insurance Company. (16)

          (b)       Restated By-Laws of Transamerica. (1)

          (b)(1) Amended and Restated By-Laws of Transamerica Occidental Life Insurance Company. (16)


     (7)  Not Applicable.

     (8)  (a)       Participation Agreement between Transamerica Occidental Life
                    Insurance Company and Dreyfus Variable Investment Fund. (4)

          (b) Participation Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Life and Annuity Index Fund, Inc. (4)

          (c) Participation Agreement between Transamerica Occidental Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. (6)

          (d) Administrative Services Agreement between Transamerica Occidental Life Insurance Company and Vantage Computer Systems, Inc. (4)

          (e) Amendment Dated as of August 31, 1993 to Participation Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Variable Investment Fund. (6)

          (f) Amendment Dated as of August 31, 1993 to Participation Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Life and Annuity Index Fund, Inc. (6)

          (g) Amendment Dated as of August 24, 1994 to Participation Agreement Dated as of March 3, 1993, As Amended, between Transamerica Occidental Life Insurance Company and Dreyfus Variable Investment Fund. (8)


          (g)(1)    Fund Participation Agreement (Dreyfus). (19)
             (2)    Amendment to Fund Participation Agreement. (19)

          (h) Amendment Dated as of August 24, 1994 to Participation Agreement Dated as of August 31, 1993 between Transamerica Occidental Life Insurance Company and Dreyfus Socially Responsible Growth Fund, Inc. (8)

          (i) Amendment Dated as of August 24, 1994 to Participation Agreement Dated as of March 3, 1993, As Amended, between Transamerica Occidental Life Insurance Company and Dreyfus Stock Index Fund. (8)


          (j)       Form of Participation Agreement (Transamerica). (20)

     (8)  (k)       Participation Agreement among WRL Series Fund, Inc., Western
                    Reserve Life Assurance co. of Ohio, and PFL Life Insurance
                    Company. Note 22

     (8)  (k)  (1)  Amendment No. 16 to Participation Agreement among WRL Series fund, Inc., PFL Life Insurance company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 23

     (8)  (k)  (2)  Amendment No. 17 to Participation Agreement among WRL Series
                    Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.
                    Note 24


     (8)  (k)  (3)  Amendment No. 20 to Participation Agreement among
                    AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 26

     (9)  (a)       Opinion and Consent of Counsel. (9)


          (b)       Consent of Counsel. (11)


    (10)  (a)       Consent of Independent Auditors. (25)


          (b)       Opinion and Consent of Actuary. (26)


    (11)  No financial statements are omitted from item 23.

    (12)  Not applicable.

     (13) Performance Data Calculations. (6)

     (14) Not applicable.

     (15) Powers of Attorney.

                Frank Beardsley (12)           Richard N. Latzer (15)
                Thomas J. Cusak (11)           Karen MacDonald (15)
                James W. Dederer (15)          Gary U. Rolle' (15)
                Paul E. Rutledge III (15)      T. Desmond Sugrue (11)
                George A. Foegele (15)         Nooruddin S. Veerjee (15)
                David E. Gooding (15)          Robert A. Watson (11)
                Edgar H. Grubb (11)            Frank C. Herringer (11)
                Patrick S. Baird (15)          Brenda K. Clancy (15)
                Douglas C. Kolsrud (15)        Craig D. Vermie (15)
                Ron F. Wagley (17)             Bruce Clark (17)

                Christopher H. Garrett (26)    Diane Meiners (26)


(1) Filed with initial filing of this form N-4 Registration Statement, File No. 33-49998 (July 24, 1992).

(2) Incorporated by reference to Exhibit 7(c) of Post-Effective Amendment No.1 to the Registration Statement of Transamerica Occidental Life Insurance Company's Separate Account VL on Form S-6, File No. 33-28107 (April 30,
     1990)

(3) Incorporated by reference to Exhibit 7(d) of Post-Effective Amendment No. 2 to the Registration Statement of Transamerica Occidental Life Insurance Company's Separate Account VL on Form S-6, File No. 33-28107 (April 30,
     1991)

(4) Filed with Post-Effective Amendment No. 1 to this Form N-4 Registration Statement, File No. 33-49998 (April 30, 1993).

(5) Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement, File No. 33-49998 (March 8, 1994).

(6) Filed with Post-Effective Amendment No. 4 to this Form N-4 Registration Statement, File No. 33-49998 (April 29, 1994).

(7) Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement, File No. 33-49998 (March 1, 1995).

(8) Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement File No. 33-49998 (April 28, 1995).

(9) Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement File No. 33-49998 (April 26, 1996).

(10) Filed with Post-Effective Amendment No. 8 to this Form N-4 Registration Statement File No. 33-49998 (April 28, 1997).

(11) Filed with Post-Effective Amendment No. 9 to this Form N-4 Registration Statement file No. 33-49998 (April 28, 1998).

(12) Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement file No. 33-49998 (February 26, 1999).

(13) Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement file No. 33-49998 (April 28, 1999).

(14) Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement file No. 33-49998 (December 6, 1999).

(15) Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement file No 33-49998 (April 28, 2000)

(16) Filed with Post-Effective Amendment No 16 to this Form N-4 Registration Statement file No. 33-49998 (February 9, 2001)

(17) Filed with Post-Effective Amendment No. 17 to this Form N-4 Registration Statement file No. 33-49998 (April 27, 2001)

(18) Incorporated by reference to the Initial Filing of Form S-6 Registration Statement (File No. 333-91851) filed on November 30, 1999.

(19) Incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement (File No. 333-63086) filed on September 13, 2001.

(20) Incorporated by reference to Post-Effective Amendment No. 26 to N-4 Registration Statement (file No. 33-33085) filed on October 2, 2001.

(21) Filed with Post-Effective Amendment No. 18 to this Form N-4 Registration Statement (File No. 33-49998) filed on January 18, 2002.

(22) Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-7509) on April 29, 1998.

(23) Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-62738) on June 11, 2001.

(24) Incorporated herein by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (file No. 33-33085) on April 27, 2001.


(25) Filed with Post Effective Amendment No. 21 to this Form N-4 Registration Statement (File No. 33-49998) filed on April 29, 2002.

(26) Filed herewith.

(27) To be filed by Amendment.


Item 25.  List of Directors and Officers of the Depositor

                         Principal Positions and
Name                     Offices with Depositor
----                     ----------------------


Christopher H. Garrett   Director



Ron F. Wagley            Director, President


Brenda K. Clancy         Director, Senior Vice President, Corporate



Diane Meiners            Director, Vice President and Treasurer



Craig D. Vermie          Director, Vice President and Counsel, Corporate


Bruce Clark              Chief Financial Officer and Senior Vice President


Frank A. Camp            Vice President and Financial Markets Division
                         General Counsel

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
AEGON USA, Inc.                       Iowa                   AEGON U.S. Holding Corporation,      Holding company
                                                             AEGON U.S. Corporation

RCC North America, L.L.C.             Delaware               100% AEGON USA, Inc.                 Real estate

Transamerica Holding Company, L.L.C.  Delaware               100% AEGON USA, Inc.                 Holding Company

AEGON Funding Corp.                   Delaware               100% Transamerica Holding Company,   Issue debt
                                                             L.L.C.                               securities-net proceeds
                                                                                                  used to make loans to
                                                                                                  affiliates

First AUSA Life Insurance Company     Maryland               100% Transamerica Holding Company,   Insurance holding
                                                             L.L.C.                               company

AUSA Life Insurance Company, Inc.     New York               100% First AUSA Life Insurance       Insurance
                                                             Company

Life Investors Insurance Company of   Iowa                   100% First AUSA Life Ins. Co.        Insurance
 America

Apple Partners of Iowa, L.L.C.        Iowa                   100% LICCA                           Apple production,
                                                                                                  packing, storage and
                                                                                                  sales

Life Investors Alliance, LLC          Delaware               100% LIICA                           Purchase, own, and hold
                                                                                                  the equity interest of
                                                                                                  other entities

Transamerica Life Insurance Company   Iowa                   100% First AUSA Life Ins. Co.        Insurance

AEGON Financial Services Group, Inc.  Minnesota              100% Transamerica Life Insurance     Marketing
                                                             Co.

AEGON Assignment Corporation of       Kentucky               100% AEGON Financial Services        Administrator of
 Kentucky                                                    Group, Inc.                          structured settlements

AEGON Assignment Corporation          Illinois               100% AEGON Financial Services        Administrator of
                                                             Group, Inc.                          structured settlements

Transamerica Financial                Minnesota              100% AEGON Financial Services        Life insurance and
 Institutions, Inc.                                          Group, Inc.                          underwriting services

Southwest Equity Life Ins. Co.        Arizona                100% of Common Voting Stock First    Insurance
                                                             AUSA Life Ins. Co.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Iowa Fidelity Life Insurance Co.      Arizona                100% of Common Voting Stock First    Insurance
                                                             AUSA Life Ins. Co.

Western Reserve Life Assurance Co.    Ohio                   100% First AUSA Life Ins. Co.        Insurance
 of Ohio

WRL Insurance Agency, Inc.            California             100% Western Reserve Life            Insurance Agency
                                                             Assurance Co. of Ohio

WRL Insurance Agency of Alabama,      Alabama                100% WRL Insurance Agency, Inc.      Insurance Agency
 Inc.

WRL Insurance Agency of               Massachusetts          100% WRL Insurance Agency, Inc.      Insurance Agency
 Massachusetts, Inc.

WRL Insurance Agency of Nevada, Inc.  Nevada                 100% WRL Insurance Agency, Inc.      Insurance Agency

WRL Insurance Agency of Texas, Inc.   Texas                  Record shareholder Daniel DeMarco    Insurance Agency

WRL Insurance Agency of Wyoming       Wyoming                100% WRL Insurance Agency, Inc.      Insurance Agency

AEGON/Transamerica Series Fund, Inc.  Maryland               Various                              Mutual fund

AEGON/Transamerica Fund Services,     Florida                100% Western Reserve Life            Provides administration
 Inc.                                                        Assurance Co. of Ohio                for affiliated mutual
                                                                                                  fund

AEGON/Transamerica Fund Advisors,     Florida                100% Western Reserve Life            Registered investment
 Inc.                                                        Assurance Co. of Ohio                advisor

World Financial Group Insurance       California             100% Western Reserve Life            Insurance agency
 Agency, Inc.                                                Assurance Co. of Ohio

World Financial Group Insurance       Alabama                100% World Financial Group           Insurance Agency
 Agency of Alabama, Inc.                                     Insurance Agency, Inc.

World Financial Group Insurance       Ohio                   100% World Financial Group           Insurance agency
 Agency of Ohio, Inc.                                        Insurance Agency, Inc.

World Financial Group Insurance       Massachusetts          100% World Financial Group           Insurance Agency
 Agency of Massachusetts, Inc.                               Insurance Agency, Inc.

WFG Insurance Agency of Texas, Inc.   Texas                  Record Shareholder Jack Linder       Insurance Agency

World Financial Group Insurance       Hawaii                 100% World Financial Group           Insurance Agency
 Agency of Hawaii, Inc.                                      Insurance Agency, Inc.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
World Financial Group Insurance       Nevada                 100% World Financial Group           Insurance Agency
 Agency of Nevada, Inc.                                      Insurance Agency, Inc.

World Financial Group Insurance       New Mexico             100% World Financial Group           Insurance Agency
 Agency of New Mexico, Inc.                                  Insurance Agency, Inc.

World Financial Group Insurance       Wyoming                100% World Financial Group           Insurance Agency
 Agency of Wyoming                                           Insurance Agency, Inc.

AEGON Equity Group, Inc.              Florida                100% Western Reserve Life            Insurance Agency
                                                             Assurance Co. of Ohio

Monumental General Casualty Co.       Maryland               100% First AUSA Life Ins. Co.        Insurance

United Financial Services, Inc.       Maryland               100% First AUSA Life Ins. Co.        General agency

Bankers Financial Life Ins. Co.       Arizona                100% First AUSA Life Ins. Co.        Insurance

The Whitestone Corporation            Maryland               100% First AUSA Life Ins. Co.        Insurance agency

Cadet Holding Corp.                   Iowa                   100% First AUSA Life Insurance       Holding company
                                                             Company

Monumental General Life Insurance     Puerto Rico            51% First AUSA Life Insurance        Insurance
 Company of Puerto Rico                                      Company
                                                             49% Baldrich & Associates of
                                                             Puerto Rico

AUSA Holding Company                  Maryland               100% Transamerica Holding Company    Holding company

Monumental General Insurance Group,   Maryland               100% AUSA Holding Co.                Holding company
 Inc.

Trip Mate Insurance Agency, Inc.      Kansas                 100% Monumental General Insurance    Sale/admin. of travel
                                                             Group, Inc.                          insurance

Monumental General Administrators,    Maryland               100% Monumental General Insurance    Provides management
 Inc.                                                        Group, Inc.                          srvcs. to unaffiliated
                                                                                                  third party
                                                                                                  administrator

National Association Management And   Maryland               100% Monumental General              Provides actuarial
 Consultant Services, Inc.                                   Administrators, Inc.                 consulting services

Monumental General Mass Marketing,    Maryland               100% Monumental General Insurance    Marketing arm for sale
 Inc.                                                        Group, Inc.                          of mass marketed
                                                                                                  insurance coverages

Transamerica Capital, Inc.            California             100% AUSA Holding Co.                Broker/Dealer

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Universal Benefits Corporation        Iowa                   100% AUSA Holding Co.                Third party
                                                                                                  administrator

Investors Warranty of America, Inc.   Iowa                   100% AUSA Holding Co.                Provider of automobile
                                                                                                  extended maintenance
                                                                                                  contracts

Massachusetts Fidelity Trust Co.      Iowa                   100% AUSA Holding Co.                Trust company

Money Services, Inc.                  Delaware               100% AUSA Holding Co.                Provides financial
                                                                                                  counseling for
                                                                                                  employees and agents of
                                                                                                  affiliated companies

ADB Corporation, L.L.C.               Delaware               100% Money Services, Inc.            Special purpose limited
                                                                                                  Liability company

ORBA Insurance Services, Inc.         California             26.91% Money Services, Inc.          Insurance agency

Great Companies L.L.C.                Iowa                   30% Money Services, Inc.             Markets & sells mutual
                                                                                                  funds & individually
                                                                                                  managed accounts

AEGON USA Travel and Conference       Iowa                   100% Money Services                  Travel and Conference
 Services, L.L.C.                                                                                 Services

Roundit, Inc.                         Maryland               50% AUSA Holding Co.                 Financial services

Zahorik Company, Inc.                 California             100% AUSA Holding Co.                Broker-Dealer

ZCI, Inc.                             Alabama                100% Zahorik Company, Inc.           Insurance agency

Zahorik Texas, Inc.                   Texas                  100% Zahorik Company, Inc.           Insurance agency

Long, Miller & Associates, L.L.C.     California             33-1/3% AUSA Holding Co.             Insurance agency

AEGON Asset Management Services,      Delaware               100% AUSA Holding Co.                Registered investment
 Inc.                                                                                             advisor

World Group Securities, Inc.          Delaware               100% AEGON Asset Management          Broker-Dealer
                                                             Services, Inc.

World Financial Group, Inc.           Delaware               100% AEGON Asset Management          Marketing
                                                             Services, Inc.

Intersecurities, Inc.                 Delaware               100% AUSA Holding Co.                Broker-Dealer

Associated Mariner Financial Group,   Michigan               100% Intersecurities, Inc.           Holding co./management
 Inc.                                                                                             services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Associated Mariner Ins. Agency of     Massachusetts          100% Associated Mariner Agency,      Insurance agency
 Massachusetts, Inc.                                         Inc.

Associated Mariner Agency Ohio, Inc.  Ohio                   100% Associated Mariner Agency,      Insurance agency
                                                             Inc.

Associated Mariner Agency Texas,      Texas                  100% Associated Mariner Agency,      Insurance agency
 Inc.                                                        Inc.

PIA General Partner, Inc.             Delaware               100% AUSA Holding Company            General Partner to PIA
                                                                                                  2001-A, L.P.

PIA 2001-A, L.P.                      Delaware               PIA General, Inc. is the General     Private placement
                                                             Partner                              investment limited
                                                                                                  partnership

Idex Investor Services, Inc.          Florida                100% AUSA Holding Co.                Shareholder services

Idex Management, Inc.                 Delaware               100% AUSA Holding Co.                Investment advisor

IDEX Mutual Funds                     Massachusetts          Various                              Mutual fund

Diversified Investment Advisors,      Delaware               100% AUSA Holding Co.                Registered investment
 Inc.                                                                                             advisor

Diversified Investors Securities      Delaware               100% Diversified Investment          Broker-Dealer
 Corp.                                                       Advisors, Inc.

George Beram & Company, Inc.          Massachusetts          100% Diversified Investment          Employee benefit and
                                                             Advisors, Inc.                       actuarial consulting

Creditor Resources, Inc.              Michigan               100% AUSA Holding Co.                Credit insurance

CRC Creditor Resources Canadian       Canada                 100% Creditor Resources, Inc.        Insurance agency
 Dealer Network Inc.

Premier Solutions Group, Inc.         Maryland               100% Creditor Resources, Inc.        Insurance agency

AEGON USA Investment Management,      Iowa                   100% Transamerica Holding Company,   Investment advisor
 LLC.                                                        L.L.C.

AEGON USA Realty Advisors, Inc.       Iowa                   100% AUSA Holding Co.                Provides real estate
                                                                                                  administrative and real
                                                                                                  estate investment
                                                                                                  services

AEGON USA Real Estate Services, Inc.  Delaware               100% AEGON  USA Realty Advisors,     Real estate and
                                                             Inc.                                 mortgage holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
QSC Holding, Inc.                     Delaware               100% AEGON USA Realty Advisors,      Real estate and
                                                             Inc.                                 financial software
                                                                                                  production and sales

Realty Information Systems, Inc.      Iowa                   100% AEGON USA Realty Advisors, Inc  Information Systems for
                                                                                                  real estate investment
                                                                                                  management

USP Real Estate Investment Trust      Iowa                   12.89% First AUSA Life Ins. Co.      Real estate investment
                                                             13.11% PFL Life Ins. Co.             trust
                                                             4.86% Bankers United Life
                                                             Assurance Co.

RCC Properties Limited Partnership    Iowa                   AEGON USA Realty Advisors, Inc. is   Limited Partnership
                                                             General Partner and 5% owner

Commonwealth General Corporation      Delaware               100% AEGON U.S. Corporation          Holding company
 ("CGC")

AFSG  Securities Corporation          Pennsylvania           100% CGC                             Broker-Dealer

Benefit Plans, Inc.                   Delaware               100% CGC                             TPA for Peoples
                                                                                                  Security Life Insurance
                                                                                                  Company

AEGON Alliances, Inc.                 Virginia               100% Benefit Plans, Inc.             General agent

Capital 200 Block Corporation         Delaware               100% CGC                             Real estate holdings

AEGON Structured Settlements, Inc.    Kentucky               100% CGC                             Administrator of
                                                                                                  structured settlements

AEGON Institutional Markets, Inc.     Delaware               100% CGC                             Provider of investment,
                                                                                                  marketing and admin.
                                                                                                  Services to ins. cos.

Ampac Insurance Agency, Inc.          Pennsylvania           100% CGC                             Provider of management
(EIN 23-1720755)                                                                                  support services

Compass Rose Development Corporation  Pennsylvania           100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Financial Planning Services, Inc.     Dist. Columbia         100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Frazer Association Consultants, Inc.  Illinois               100% Ampac Insurance Agency, Inc.    TPA license-holder

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
National Home Life Corporation        Pennsylvania           100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Valley Forge Associates, Inc.         Pennsylvania           100% Ampac Insurance Agency, Inc.    Furniture & equipment
                                                                                                  lessor

Veterans Benefits Plans, Inc.         Pennsylvania           100% Ampac Insurance Agency, Inc.    Administrator of group
                                                                                                  insurance programs

Veterans Insurance Services, Inc.     Delaware               100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Academy Insurance Group, Inc.         Delaware               100% CGC                             Holding company

Academy Life Insurance Co.            Missouri               100% Academy Insurance Group, Inc.   Insurance company

Pension Life Insurance Company of     New Jersey             100% Academy Life Insurance Company  Insurance company
 America

FED Financial, Inc.                   Delaware               100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Ammest Massachusetts Insurance        Massachusetts          100% Academy Insurance Group, Inc.   Special-purpose
 Agency, Inc.                                                                                     subsidiary

Ammest Realty, Inc.                   Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Ampac,  Inc.                          Texas                  100% Academy Insurance Group, Inc.   Managing general agent

Ampac Insurance Agency, Inc.          Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
(EIN 23-2364438)                                                                                  subsidiary

Force Financial Group, Inc.           Delaware               100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Force Financial Services, Inc.        Massachusetts          100% Force Fin. Group, Inc.          Special-purpose
                                                                                                  subsidiary

Military Associates, Inc.             Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

NCOAA Management Company              Texas                  100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

NCOA Motor Club, Inc.                 Georgia                100% Academy Insurance Group, Inc.   Automobile club

Unicom Administrative Services, Inc.  Pennsylvania           100% Academy Insurance Group, Inc.   Provider of admin.
                                                                                                  services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Unicom Administrative Services, GmbH  Germany                100%Unicom Administrative            Provider of admin.
                                                             Services, Inc.                       services

Capital General Development           Delaware               100% CGC                             Holding company
 Corporation

Monumental Life Insurance Company     Maryland               73.23% Capital General Development   Insurance company
                                                             Company
                                                             26.77% First AUSA Life Insurance
                                                             Company

Exchange Management Services, Inc.    Missouri               100% Monumental Life Insurance       Management company
                                                             Company

AEGON Direct Marketing Services,      Maryland               100% Monumental Life Insurance       Marketing company
 Inc.                                                        Company

Peoples Benefit Life Insurance        Iowa                   3.7% CGC                             Insurance company
 Company                                                     20.0% Capital Liberty, L.P.
                                                             76.3% Monumental Life Insurance
                                                             Company

Veterans Life Insurance Co.           Illinois               100% Transamerica Holding Company,   Insurance company
                                                             L.L.C.

Peoples Benefit Services, Inc.        Pennsylvania           100% Veterans Life Ins. Co.          Special-purpose
                                                                                                  subsidiary

Coverna Direct Insurance Insurance    Maryland               100% Peoples Benefit Life            Insurance agency
 Agency, Inc.                                                Insurance Company

Ammest Realty Corporation             Texas                  100% Monumental Life Insurance       Special purpose
                                                             Company                              subsidiary

JMH Operating Company, Inc.           Mississippi            100% Peoples Benefit Life            Real estate holdings
                                                             Insurance Company

Capital Liberty, L.P.                 Delaware               99.0% Monumental Life Insurance      Holding Company
                                                             Company
                                                             1.0% CGC

Consumer Membership Services, Inc.    Delaware               100% Commonwealth General            Credit Card Protection
                                                             Corporation

Global Premier Reinsurance Company,   British Virgin         100% Commonwealth General            Insurance and
 LTD.                                 Islands                Corporation                          Reinsurance company

Health Benefits Services, Inc.        Delaware               100% Commonwealth General            Health discount plan
                                                             Corporation

Quest Membership Services, Inc.       Delaware               100% Commonwealth General            Travel discount plan
                                                             Corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Stonebridge Group, Inc.               Delaware               100% Commonwealth General            General purpose
                                                             Corporation                          corporation

J.C. Penney Life Insurance            Vermont                100% Commonwealth General            Insurance
 Corporation                                                 Corporation

Stonebridge Insurance Company         Wisconsin              100% J.C. Penney Life Insurance      Insurance
                                                             Company

Insurance Consultants, Inc.           Nebraska               100% Commonwealth General            Brokerage
                                                             Corporation

ICON Partners Limited                 United Kingdom         100% Insurance Consultants, Inc.     Marketing company

J.C. Penney Casualty Insurance        Ohio                   100% Commonwealth General            Insurance
 Company                                                     Corporation

AEGON N.V.                            Netherlands            51.27% of Vereniging                 Holding Company
                                                             AEGON Netherlands
                                                             Membership Association

Groninger Financieringen B.V.         Netherlands            Held through AEGON Nevak Holding     Holding Company
                                                             B.V.

AEGON Nederland N.V.                  Netherlands            100% AEGON N.V.                      Holding Company

AEGON Nevak Holding B.V.              Netherlands            100% AEGON N.V.                      Holding Company

AEGON Derivatives                     Netherlands            100% AEGON N.V.                      Holding Company

AEGON International N.V.              Netherlands            100% AEGON N.V.                      Holding Company

AEGON Trust Advisory Board Members:   Delaware               100% AEGON International N.V.        Manage assets of AEGON
K.J.Storm                                                                                         U.S. Holding Corporation
Donald J. Shepard
Joseph Streppel
Dennis Hersch

AEGON U.S. Holding Corporation        Delaware               100% AEGON Trust                     Holding company

AEGON DMS Holding B.V.                Netherlands            100% AEGON International N.V.        Holding company

JCPenney Financial & Marketing        Korea                  100% AEGON DMS Holding B.V.          Marketing
 Services Group LTD

JCPenney Direct Marketing Services    Japan                  100% AEGON DMS Holding B.V.          Marketing
 Japan K.K.

Canadian Premier Holdings LTD         Canada                 100% AEGON DMS Holding B.V.          Holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Canadian Premier Life Insurance       Canada                 100% Canadian Premier Holdings LTD   Holding company
 Company

Legacy General Insurance Company      Canada                 100% Canadian Premier Life           Insurance
                                                             Insurance Company

Cornerstone International Holdings    United Kingdom         100% AEGON DMS Holding B.V.          Holding company
 LTD

Cornerstone International Marketing   United Kingdom         100% Cornerstone International       Marketing company
 LTD                                                         Holdings, LTD

Stonebridge International Insurance   United Kingdom         100% Cornerstone International       Insurance company
 LTD                                                         Marketing, LTD

JCPenney Direct Asia Pacific Pty LTD  Australia              100% AEGON DMS Holding B.V.          Holding company

JCPenney Direct Service Asia          Australia              100% JCPenney Direct Asia Pacific    Operations company
 Pacific Pty LTD                                             Pty LTD

JCPenney Insurance Marketing Asia     Australia              100% JcPenney Direct Asia Pacific    Marketing company
 Pacific Pty LTD                                             Pty LTD

Short Hills Management Company        New Jersey             100% AEGON U.S. Holding Corporation  Insurance Agent

COPRA Reinsurance Company             New York               100% AEGON U.S.                      Reinsurance
                                                             Holding Corporation

AEGON Management Company              Indiana                100% AEGON U.S.                      Insurance holding
                                                             Holding Corporation                  company

AEGON U.S. Corporation                Iowa                   100% AEGON U.S. Holding Corporation  Holding company

Transamerica Corporation ("TAC")      Delaware               100% AEGON NV                        Major interest in
                                                                                                  insurance and finance

AEGON Funding Corp. II                Delaware               100% TAC                             Commercial paper
                                                                                                  insurance

Transamerica Pacific Insurance        Hawaii                 100% TAC                             Life insurance
 Company, Ltd.

TREIC Enterprises, Inc.               Delaware               100% TFC                             Investments

Terrapoint, LLC                       Delaware               50% TREIC Enterprises, Inc.          Data Processing

ARC Reinsurance Corporation           Hawaii                 100% Transamerica Corp.              Property & Casualty
                                                                                                  Insurance

Inter-America Corporation             California             100% Transamerica Corp.              Insurance Broker

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Pyramid Insurance Company, Ltd.       Hawaii                 100% Transamerica Corp.              Property & Casualty
                                                                                                  Insurance

Transamerica Business Tech Corp.      Delaware               100% Transamerica Corp.              Telecommunications and
                                                                                                  data processing

Transamerica CBO I, Inc.              Delaware               100% Transamerica Corp.              Owns and manages a pool
                                                                                                  of high-yield bonds

Transamerica Corporation (Oregon)     Oregon                 100% Transamerica Corp.              Name holding only -
                                                                                                  Inactive

Transamerica Finance Corp.            Delaware               100% Transamerica Corp.              Commercial & Consumer
                                                                                                  Lending & equipment
                                                                                                  leasing

Transamerica Public Finance, LLC      Delaware               70% TCFCI, 30% TFC                   Finance

TFC Properties, Inc.                  Delaware               100% Transamerica Finance Corp.      Holding Company

Transamerica Retirement               Delaware               100% TFC Properties, Inc.            Own property
 Communities, S.F., Inc.

Transamerica Retirement               Delaware               100% TFC Properties, Inc.            Own property
 Communities, S.J., Inc.

TA Leasing Holding Co., Inc.          Delaware               100% Transamerica Finance Corp.      Holding company

Trans Ocean Ltd.                      Delaware               100% TA Leasing Holding Co. Inc.     Holding company

Trans Ocean Container Corp. ("TOCC")  Delaware               100% Trans Ocean Ltd.                Intermodal leasing

SpaceWise Inc.                        Delaware               100% TOCC                            Intermodal leasing

Trans Ocean Container Finance Corp.   Delaware               100% TOL                             Intermodal leasing

Trans Ocean Leasing Deutschland GmbH  Germany                100% TOCC                            Intermodal leasing

Trans Ocean Leasing PTY Ltd.          Austria                100% TOCC                            Intermodal leasing

Trans Ocean Management S.A.           Switzerland            100% TOCC                            Intermodal leasing

Trans Ocean Regional Corporate        California             100% TOCC                            Holding company
 Holdings

Trans Ocean Tank Services Corp.       Delaware               100% TOCC                            Intermodal leasing

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Leasing Inc.             Delaware               100% TA Leasing Holding Co.          Leases & Services
                                                                                                  intermodal equipment

Transamerica Leasing Holdings Inc.    Delaware               100% Transamerica Leasing Inc.       Holding company
 ("TLHI")

Greybox Logistics Services Inc.       Delaware               100% TLHI                            Intermodal leasing

Greybox L.L.C. ("G")                  Delaware               100% TLHI                            Intermodal freight
                                                                                                  container interchange
                                                                                                  facilitation service

Transamerica Trailer Leasing S.N.C.   France                 100% Greybox L.L.C.                  Leasing

Greybox Services Limited              U.K.                   100% TLHI                            Intermodal leasing

Intermodal Equipment, Inc.            Delaware               100% TLHI                            Intermodal leasing

Transamerica Leasing N.V.             Belg.                  100% Intermodal Equipment Inc.       Leasing

Transamerica Leasing SRL              Italy                  100% Intermodal Equipment Inc.       Leasing

Transamerica Distribution Services,   Delaware               100% TLHI                            Dormant
 Inc.

Transamerica Leasing Coordination     Belg.                  100% TLHI                            Leasing
 Center

Transamerica Leasing do Brasil Ltda.  Braz.                  100% TLHI                            Container Leasing

Transamerica Leasing GmbH             Germany                100% TLHI                            Leasing

Transamerica Trailer Leasing Sp.      Poland                 100% TLHI                            Leasing
 z.o.o

Transamerica Leasing Limited          U.K.                   100% TLHI                            Leasing

ICS Terminals (UK) Limited            U.K.                   100% Transamerica Leasing Limited    Leasing

Transamerica Leasing Pty. Ltd.        Australia              100% TLHI                            Leasing

Transamerica Leasing (Canada) Inc.    Canada                 100% TLHI                            Leasing

Transamerica Leasing (HK) Ltd.        H.K.                   100% TLHI                            Leasing

Transamerica Leasing (Proprietary)    S. Africa              100% TLHI                            In Liquidation -
 Limited                                                                                          Intermodal leasing

Transamerica Trailer Holdings I Inc.  Delaware               100% TLHI                            Holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Trailer Holdings II      Delaware               100% TLHI                            Holding company
 Inc.

Transamerica Trailer Holdings III     Delaware               100% TLHI                            Holding company
 Inc.

Transamerica Trailer Leasing AB       Swed.                  100% TLHI                            Leasing

Transamerica Trailer Leasing AG       Switzerland            100% TLHI                            Leasing

Transamerica Trailer Leasing A/S +    Denmark                100% TLHI                            Leasing
 C66

Transamerica Trailer Leasing GmbH     Germany                100% TLHI                            Leasing

Transamerica Trailer Leasing          Belgium                100% TLHI                            Leasing
 (Belgium) N.V.

Transamerica Trailer Leasing          Netherlands            100% TLHI                            Leasing
 (Netherlands) B.V.

Transamerica Alquiler de Trailer      Spain                  100% TLHI                            Leasing
 Spain S.L.

Transamerica Transport Inc.           New Jersey             100% TLHI                            Dormant

Transamerica Commercial Finance       Delaware               100% Transamerica Finance Corp.      Holding company
 Corporation, I ("TCFCI")

Transamerica Equipment Financial      Delaware               100% TCFCI                           Investment in Various
 Services Corporation                                                                             equipment leases and
                                                                                                  loans

BWAC Credit Corporation               Delaware               100% TCFCI                           Inactive

BWAC International Corporation        Delaware               100% TCFCI                           Retail Appliance and
                                                                                                  furniture stores

BWAC Twelve, Inc.                     Delaware               100% TCFCI                           Holding company

TIFCO Lending Corporation             Illinois               100% BWAC Twelve, Inc.               General financing

Transamerica Insurance Finance        Maryland               100% BWAC Twelve, Inc.               Insurance premium
 Corporation ("TIFC")                                                                             financing

Transamerica Insurance Finance        California             100% TIFC                            Insurance premium
 Corporation, California

Transamerica Insurance Finance        Maryland               100% TIFC                            Insurance premium
 Company (Europe)

Transamerica Insurance Finance        Ontario                100% TIFC                            Insurance premium
 Corporation, Canada                                                                              financing

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
T Holdings, Inc.                      DE                     100% TCFCI                           Holding Company

M Credit, Inc.                        Delaware               100% TCFCI                           Commercial lending

Transamerica Mezzanine Financing,     Delaware               100% T Holdings, Inc.                Holding company
 Inc.

Bay Capital Corporation               Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Coast Funding Corporation             Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Transamerica Small Business           Delaware               100% M Credit, Inc.                  Holding company
 Capital, Inc. ("TSBC")

Emergent Business Capital Holdings,   Delaware               100% TSBC                            Dormant
 Inc.

Gulf Capital Corporation              Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Direct Capital Equity Investment,     Delaware               100% M Credit, Inc.                  Small business loans
 Inc.

TA Air East, Corp.                    Delaware               100% TEFSC                           Special purpose
                                                                                                  corporation

TA Air I, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air II, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air III, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air IV, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air V, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VI, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VII, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VIII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TA Air IX, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air X, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XI, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XII, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIV, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XV, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVI, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVIII, Corp.                   Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIX, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 803 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 400 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 429/448 Corp.   Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 630 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Steel I, LLC                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 24245/24246     Delaware               100% TEFS                            Special purpose
 Corp.                                                                                            corporation

TA Heli I, Inc.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TA Marine I, Inc.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine II, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine IV, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine VI, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine V, Inc.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine III, Corp.                  Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Public Finance Air I, Corp.        Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TBC I, Inc.                           Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Facta, LLP                            Delaware               100% TBC I, Inc.                     Commercial finance

TBC III, Inc.                         Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Transcap Trade Finance                Delaware               100% TBC III, Inc.                   Commercial finance

TBC IV, Inc.                          Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Transamerica Commercial Real Estate   Delaware               100% T Holdings, Inc.                Bridge financing
 Finance, LLC

TBC V, Inc.                           Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Breakthrough Funding LLP              Delaware               100% TBC V, Inc.                     Commercial finance

TBC Tax I, Inc.                       Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax II, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax III, Inc.                     Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax IV, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TBC Tax V, Inc.                       Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VI, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VII, Inc.                     Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VIII, Inc.                    Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax IX, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

The Plain Company                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Distribution Finance     Delaware               100% TCFCI                           Holding company
 Corporation ("TDFC")

Transamerica Accounts Holding Corp.   Delaware               100% TDFC                            Holding company

ARS Funding Corporation               Delaware               100% Transamerica Accounts Holding   Dormant
                                                             Corporation

Transamerica Commercial Finance       Delaware               100% TIFC                            Finance company
 Corporation ("TCFC")

Transamerica Acquisition              Canada                 100% TCFCC                           Holding company
 Corporation, Canada

Transamerica Distribution Finance     Delaware               100% TCFC                            Commercial Finance
 Corporation - Overseas, Inc.
 ("TDFOI")

TDF Mauritius Limited                 Mauritius              100% TDFOI                           Mauritius holding
                                                                                                  company

Transamerica Apple Distribution       India                  69.94% TDF-Mauritius, Limited        Transamerica
 Finance Public Limited                                                                           Distribution Finance
                                                                                                  Joint Venture

Inventory Funding Trust               Delaware               100% TCFC                            Delaware Business Trust

Inventory Funding Company, LLC        Delaware               100% Inventory Funding Trust         Holding company

TCF Asset Management Corporation      Colorado               100% TCFC                            A depository for
                                                                                                  foreclosed real and
                                                                                                  personal property

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Distribution Finance     Illinois               100% TCFC                            Special purpose
 Insurance Services, Inc.                                                                         corporation

Transamerica Distribution Finance     Mexico                 99% TCFC                             Inactive
 Factorje S.A. DE C.V.

Transamerica Joint Ventures, Inc.     Delaware               100% TCFC                            Holding company

Amana Finance                         Illinois               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

American Standard Financial Services  Illinois               50% Transamerica Joint Ventures,     Finance
                                                             Inc.

Penske Financial Services LLC         Delaware               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

Polaris Acceptance                    Illinois               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

Transamerica Inventory Finance        Delaware               100% TDFC                            Holding company
 Corporation ("TIFC")

Transamerica GmbH, Inc.               Delaware               100% TIFC                            Holding company

Transamerica                          Netherlands            100% Trans. GmbH, Inc.               Commercial lending in
 Fincieringsmaatschappij B.V.                                                                     Europe

BWAC Seventeen, Inc.                  Delaware               100% TIFC                            Holding company

Transamerica Commercial Finance       Ontario                100% BWAC Seventeen, Inc.            Dormant
 Canada, Limited

Transamerica Commercial Finance       Canada                 100% BWAC Seventeen, Inc.            Commercial finance
 Corporation, Canada

Cantrex Group Inc.                    Quebec                 76% TACC                             Buying group and retail
                                                                                                  merchant services

2953-9087 Quebec Inc.                 Quebec                 100% Cantrex Group, Inc.             Dormant

Corbeil Electrique, Inc.              Quebec                 100% Cantrex Group, Inc.             Dormant

Prestex Marketing, Inc.               Quebec                 100% Cantrex Group, Inc.             Dormant

BWAC Twenty-One, Inc.                 Delaware               100% TIFC                            Holding company

ODBH Ltd/Harley Davidson Acceptance   United Kingdom         100% BWAC Twenty-One, Inc.           Finance

Transamerica Technology Services      United Kingdom         100% TCFL                            Inactive
 Limited

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Commercial Finance       U.K.                   100% Transamerica Commercial         Commercial lending
 Limited ("TCFL")                                            Holdings Limited

TDF Credit Insurance Services         U.K.                   100% TCFL                            Credit insurance
 Limited                                                                                          brokerage

Whirlpool Financial Corporation       Poland                 100% TCFL                            Inactive - commercial
 Polska Spozoo                                                                                    finance

Transamerica Commercial Holdings      U.K.                   33% BWAC Twenty-One Inc.             Holding company
 Limited

Transamerica Trailer Leasing Limited  New York               100% Transamerica Commercial         Special purpose
                                                             Holdings Limited                     corporation

Transamerica Distribution Capital     Spain                  100% Transamerica Commercial         Inactive
 Services, Iberica                                           Holdings Limited

Transamerica Commercial Finance       France                 100% TIFC                            Factoring company
 France S.A.

Transamerica GmbH                     Frankfurt, Germany     100% GmbH                            Commercial lending in
                                                                                                  Germany

Transamerica Retail Financial         Delaware               100% TDFC                            Provides retail
 Services Corporation ("TRFSC")                                                                   financing

Transamerica Bank, NA                 Delaware               100% TRFSC                           Bank

Transamerica Consumer Finance         Delaware               100% TRFSC                           Consumer finance
 Holding Company ("TCFHC")                                                                        holding company

Transamerica Mortgage Company         Delaware               100% TCFHC                           Consumer mortgages

Transamerica Consumer Mortgage        Delaware               100% TCFHC                           Securitization company
 Receivables Company

Metropolitan Mortgage Company         Florida                100% TCFHC                           Consumer mortgages

First Florida Appraisal Services,     Florida                100% Metropolitan Mtg. Co.           Appraisal and
 Inc.                                                                                             inspection services

First Georgia Appraisal Services,     Georgia                100% First FL App. Srvc, Inc.        Appraisal services
 Inc.

Freedom Tax Services, Inc.            Florida                100%. Metropolitan Mtg. Co.          Property tax
                                                                                                  information services

J.J. & W. Advertising, Inc.           Florida                100% Metropolitan Mtg. Co.           Advertising and
                                                                                                  marketing services

J.J. & W. Realty Services, Inc.       Florida                100% Metropolitan Mtg. Co.           To hold problem REO
                                                                                                  properties

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Liberty Mortgage Company of  Ft.      Florida                100% Metropolitan Mtg. Co.           No active business/Name
 Myers, Inc.                                                                                      holding only

Metropolis Mortgage Company           Florida                100% Metropolitan Mtg. Co.           No active business/Name
                                                                                                  holding only

Perfect Mortgage Company              Florida                100% Metropolitan Mtg. Co.           No active business/Name
                                                                                                  holding only

Transamerica Vendor Financial         Delaware               100% TDFC                            Provides commercial
 Service Corporation                                                                              leasing

Transamerica Distribution Finance     Mexico                 99% TCFC                             Holding company in
 Corporation de Mexico S. de R.L.                                                                 Mexican subsidiaries
 de C.V.

TDF de Mexico S. de R.L. de C.V.      Mexico                 99% TDFC Mex                         Service company for
                                                                                                  Whirlpool receivables

Transamerica Corporate Services De    Mexico                 99% TDFC Mex                         Holds employees
 Mexico S. de R.L. de CV

Transamerica Distribution Finance     Mexico                 99% TCFC                             Finance company
 Factorje S.A. de C.V.

Transamerica Distribution Finance     Illinois               100% TCFC                            Finance company
 Insurance Services, Inc.

Transamerica Flood Hazard             Delaware               100% TFC                             Flood Zone
 Certification, Inc.                                                                              certification service

Transamerica Home Loan                California             100% TFC                             Consumer mortgages

Transamerica Lending Company          Delaware               100% TFC                             In liquidation - lending

Transamerica Public Finance, LLC      Delaware               70% TFC                              Financial Services

Transamerica Financial Products,      California             100% Transamerica Corp.              Investments
 Inc.

Transamerica Insurance Corporation    Iowa                   100% TIHI                            Holding company
 ("TIC")

Plaza Insurance Sales Inc.            California             100% TIC                             Casualty insurance
                                                                                                  placement

Transamerica Advisors, Inc.           California             100% TIC                             Retail sale of
                                                                                                  investment advisory
                                                                                                  services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Annuity Services Corp.   New Mexico             100% TIC                             Performs services
                                                                                                  required for structured
                                                                                                  settlements

Transamerica Financial Advisors,      Delaware               100% TIC                             Retail sale of
 Inc.                                                                                             securities products

Financial Resources Insurance         Texas                  100% Transamerica Fin. Adv.          Retail sale of
 Agency of Texas                                                                                  securities products

TBK Insurance Agency of Ohio, Inc.    Ohio                   100% Transamerica Fin Adv.           Variable insurance
                                                                                                  contract sales in state
                                                                                                  of Ohio

Transamerica Financial Resources      Alabama                100% Transamerica Fin. Adv.          Insurance agent & broker
 Agency of Alabama, Inc.

Transamerica Financial Resources      Massachusetts          100% Transamerica Fin. Adv.          Insurance agent & broker
 Ins. Agency of Massachusetts, Inc.

Transamerica International            Delaware               100% TIC                             Holding & administering
 Insurance Services, Inc. ("TIISI")                                                               foreign operations

AEGON Canada Inc. ("ACI")             Canada                 100% TIHI                            Holding company

Transamerica Life Canada              Canada                 100% ACI                             Life insurance company

Home Loans and Finance Ltd.           U.K.                   100% TIISI                           Inactive

Transamerica Occidental Life          Iowa                   100% TIC                             Life insurance
 Insurance Company ("TOLIC")

NEF Investment Company                California             100% TOLIC                           Real estate development

Transamerica China Investments        Hong Kong              99% TOLIC                            Holding company
 Holdings Limited

Transamerica Life Insurance and       N. Carolina            100% TOLIC                           Life insurance
 Annuity Company ("TALIAC")

Transamerica Assurance Company        Missouri               100% TALIAC                          Life and disability
                                                                                                  insurance

Gemini Investments, Inc.              Delaware               100% TALIAC                          Investment subsidiary

Transamerica Life Insurance Company   New York               100% TOLIC                           Insurance sales
 of New York

Transamerica South Park Resources,    Delaware               100% TOLIC                           Market analysis
 Inc.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Variable Insurance Fund  Maryland               100% TOLIC                           Mutual Fund

USA Administration Services, Inc.     Kansas                 100% TOLIC                           Third party
                                                                                                  administrator

Transamerica Products, Inc. ("TPI")   California             100% TIC                             Holding company

Transamerica Products I, Inc.         California             100% TPI                             Co-general partner

Transamerica Securities Sales Corp.   Maryland               100% TIC                             Life insurance sales

Transamerica Service Company          Delaware               100% TIC                             Passive loss tax service

Transamerica International RE         Bermuda                100% TAC                             Reinsurance
 (Bermuda) Ltd.

Transamerica Intellitech, Inc.        Delaware               100% TFC                             Real estate information
                                                                                                  and technology services

Transamerica International            Delaware               100% TAC                             Holding company
 Holdings, Inc. ("TIHI")

Transamerica Investment Services,     Delaware               100% TAC                             Investment adviser
 Inc. ("TISI")

Transamerica Income Shares, Inc.      Maryland               100% TISI                            Mutual fund

Transamerica Real Estate Tax          Delaware               100% TFC                             Real estate tax
 Service, Inc.                                                                                    reporting and
                                                                                                  processing services

Transamerica Realty Services, Inc.    Delaware               100% TAC                             Real estate investments
 ("TRS")

Bankers Mortgage Company of CA        California             100% TRS                             Investment management

Pyramid Investment Corporation        Delaware               100% TRS                             Real estate company

The Gilwell Company                   California             100% TRS                             Ground lessee of 517
                                                                                                  Washington Street, San
                                                                                                  Francisco

Transamerica Affordable Housing,      California             100% TRS                             General partner LHTC
 Inc.                                                                                             Partnership

Transamerica Minerals Company         California             100% TRS                             Owner and lessor of oil
                                                                                                  and gas properties

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Oakmont Corporation      California             100% TRS                             General partner
                                                                                                  retirement properties

Auto Funding Services, LLC            Delaware               100% TBCC                            Commercial lending

TBCC Funding II, L.L.C.               Delaware               100% TBCC Funding Trust II           Special purpose
                                                                                                  corporation

Private Label Funding LLC             Delaware               100% TBCC Funding Trust II           Special purpose
                                                                                                  corporation

TBCC Funding Trust II                 Delaware               100% TCFCI                           Trust

TBCC Funding I, L.L.C.                Delaware               100% TBCC Funding I, LLC             Special purpose
                                                                                                  corporation

TBCC Funding Trust I                  Delaware               100% TCFCI                           Trust

Direct Capital Partners, LLC          Delaware               Various members                      Investment banking

Inland Water Transportation LLC       Delaware               100% Direct Capital Partners, L.P.   Finance barges

Direct Capital Partners, L.P.         Delaware               100% Direct Capital Partners, LLC    Investment banking

Transamerica Business Capital         Delaware               100% TCFCI                           Commercial lending
 Corporation

Transamerica Technology Finance       Delaware               100% TCFCI                           Commercial lending
 Corporation

Item 27. Number of Certificate Owners


As of December 31, 2001 there were 29,369 Owners of Contracts.

Item 28.  Indemnification

          The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The code also specifies procedures for determining when indemnification payments can be made.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be goverened by the final adjudication of such issue.

Item 29.  Principal Underwriter



AFSG Securities Corporation
4333 Edgewood Road N.E.
Cedar Rapids, IA 52499-0001

The directors and officers of AFSG Securities Corporation are as follows/(5)/:

Larry N. Norman                           Anne Spaes
Director and President                    Director and Vice President

Lisa Wachanedorf                         Darin Smith
Director, Vice President and              Vice President and
Chief Compliance Officer                  Assistant Secretary

Thomas R. Moriarty                        Emily Bates
Vice President                            Assistant Treasurer

Priscilla Hechler                         Clifton Flenniken
Assistant Vice President and              Assistant Treasurer
Assistant Secretary

Teresa Stolba
Assistant Compliance Officer

/(5)/ The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Prior to May 1, 2002, Transamerica Securities Sales Corporation ("TSSC") and Transamerica Financial Resources ("TFR") were co-principal underwriters of the contracts. TSSC and TFR received $15,913,242.07, $40,610,303.26 and $17,147,205.77 from the Registrant for the years ending December 31, 2001, December 31, 2000 and December 31, 1999 respectively, for its services in distributing the policies. No other commission or compensation was received by TSSC or TFR, directly or indirectly, from the Registrant during the fiscal year. As of May 1, 2002, AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the contracts and may enter into agreements with broker-dealers for the distribution of the contracts.





AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.


AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C, AUSA Series Life Account, AUSA Series Annuity Account and AUSA Series Annuity Account B. These accounts are separate accounts of AUSA Life Insurance Company, Inc.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Company of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA G, Separate Account VA H, Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2LNY. This account is a separate account of Transamerica Life Insurance Company of New York.

Item 30. Location and Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Transamerica or the Service Office at their administrative offices.

Item 31. Management Services

All management contracts are discussed in Parts A or B.

Items 32. Undertakings

 (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

 (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

 (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

 (d) Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(i) and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on
      Section 403(b) policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

 (e) Transamerica hereby represents that the fees and the charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 3rd day of September, 2002.


                                                   SEPARATE ACCOUNT VA-2L

                                                   TRANSAMERICA OCCIDENTAL
                                                   LIFE INSURANCE COMPANY
                                                   (DEPOSITOR)


                                                         /s/ Frank A. Camp
                                                     ---------------------------
                                                     Frank A. Camp
                                                     Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signatures                                  Titles                                        Date
----------                                  ------                                        ----
                                     *      Director                                      ____________, 2002
--------------------------------------
Christopher H. Garrett

                                     *      Director                                      ____________, 2002
--------------------------------------
Brenda K. Clancy

                                     *      Director                                      ____________, 2002
--------------------------------------
Diane Meiners

                                     *      Director                                      ____________, 2002
--------------------------------------
Craig D. Vermie

                                     *      Director and President                        ____________, 2002
--------------------------------------
Ron F. Wagley

                                     *      Chief Financial Officer and                   ____________, 2002
--------------------------------------
Bruce Clark                                 Senior Vice President

/s/ Frank A. Camp                           Attorney -in-Fact pursuant to powers of       September 3, 2002
--------------------------------------
*By: Frank A. Camp                          attorney filed herewith, and in his own
                                            capacity as Vice President.

                                                                Registration No.
                                                                        33-49998

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                               ___________________

                                    EXHIBITS

                                       TO

                                    FORM N-4

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       FOR

                      DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE

                               ___________________

                                  EXHIBIT INDEX

Exhibit No. Description of Exhibit                                   Page No.*
----------------------------------                                   ---------
(4)(d)     Form of Individual Contract and Endorsements

(4)(d)(1)  Form of Liquidity Rider

(5)(d)     Form of Application for Individual Contract

(8)(k)(3)  Amendment No. 20 to Participation Agreement among AEGON/Transamerica
           Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life
           Insurance Company, Inc., Peoples Benefit Life Insurance Company,
           Transamerica Occidental Life Insurance Company and Transamerica Life
           Insurance and Annuity Company

(10)(b)    Opinion and Consent of Actuary

(15)       Powers of Attorney

___________

* Page numbers included only in manually executed original.